UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         July 17, 2007 to August 15, 2007


Commission File Number of issuing entity:  333-132001-02

                            GS AUTO LOAN TRUST 2007-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132001

                   GOLDMAN SACHS ASSET BACKED SECURITIES CORP.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         GOLDMAN SACHS MORTGAGE COMPANY
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   51-6589574
                            -------------------------
                      (I.R.S. Employer Identification No.)

85 Broad Street
New York, New York                                                10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 902-1000
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)
              Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                             (if Section 12(b))
Title of class
  A-1 Notes       [   ]           [   ]           [ x ]            [   ]
  A-2 Notes       [   ]           [   ]           [ x ]            [   ]
  A-3 Notes       [   ]           [   ]           [ x ]            [   ]
  A-4 Notes       [   ]           [   ]           [ x ]            [   ]
  B Notes         [   ]           [   ]           [ x ]            [   ]
  C Notes         [   ]           [   ]           [ x ]            [   ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 15, 2007 a distribution was made to Noteholders of GS Auto Loan Trust 2007-1.

         The distribution report is attached as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

         (99.1) Monthly Report distributed to Noteholders of GS Auto Loan
                Trust 2007-1 relating to the August 15, 2007 distribution.

     (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant, Goldman Sachs Asset Backed Securities Corp., and the Co-Registrant, GS Auto Loan Trust 2007-1, by its Depositor, Goldman Sachs Asset Backed Securities Corp., have each duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

August 29, 2007                          GOLDMAN SACHS ASSET BACKED
                                         SECURITIES CORP.
                                         (Registrant)

                                         By: /s/ Curtis Probst
                                             -----------------------------------
                                             Name:  Curtis Probst
                                             Title: Vice President

                                         GS AUTO LOAN TRUST 2007-1

                                         By: GOLDMAN SACHS ASSET BACKED
                                             SECURITIES CORP., its Depositor

                                         (Co-Registrant)

                                         By:  /s/ Curtis Probst
                                             -----------------------------------
                                             Name:  Curtis Probst
                                             Title:  Vice President

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to Noteholders of GS Auto Loan Trust 2007-1 relating to the August 15, 2007 distribution.


                                     EX-99.1

                                                                     Page 1 of 7

                        GS Auto Loan Trust, Series 2007-1
                                  August 15, 2007
                              Non Payment Revision


                                Table of Contents
                                                                           Page
Distribution Report   ...................................................... 2
Factor Report   ............................................................ 2
Aggregate Delinquency Reporting ............................................ 4
Delinquency Trend Report ................................................... 5
Net Loss Ratio Trend ....................................................... 7


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Jared Fischer
                     Bank of New York - Structured Finance
                                101 Barclay, 4W,
                            New York, New York 10286
                   Tel: (212) 815-8139 / Fax: (212) 815-2493

                                                                     Page 2 of 7

                        GS Auto Loan Trust, Series 2007-1
                                August 15, 2007
                              Non Payment Revision
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             PRINCIPAL                                                        REALIZED    DEFERRED     PRINCIPAL
CLASS       VALUE            BALANCE          PRINCIPAL        INTEREST           TOTAL         LOSSES    INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------

A1      165,110,000.00    143,739,983.38   23,074,578.83    640,074.15      23,714,652.98        0.00       0.00     120,665,404.55
A2      147,144,000.00    147,144,000.00            0.00    660,921.80         660,921.80        0.00       0.00     147,144,000.00
A3      182,194,000.00    182,194,000.00            0.00    818,354.72         818,354.72        0.00       0.00     182,194,000.00
A4      107,961,000.00    107,961,000.00            0.00    493,021.90         493,021.90        0.00       0.00     107,961,000.00
B        24,689,000.00     24,689,000.00            0.00    113,775.14         113,775.14        0.00       0.00      24,689,000.00
C        18,105,000.00     18,105,000.00            0.00     86,602.25          86,602.25        0.00       0.00      18,105,000.00
D        13,167,000.00     13,167,000.00            0.00     76,807.50          76,807.50        0.00       0.00      13,167,000.00
TOTALS  658,370,000.00    636,999,983.38   23,074,578.83  2,889,557.46      25,964,136.29        0.00       0.00     613,925,404.55
-----------------------------------------------------------------------------------------------------------------------------------
CERT              0.00              0.00            0.00          0.00               0.00        0.00       0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                            ENDING              PASS-THRU
CLASS        CUSIP        PRINCIPAL        PRINCIPAL         INTEREST        TOTAL             PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        40052MAA2       870.57103374   139.75276379      3.87665284   143.62941663       730.81826994            5.343600%
A2        40052MAB0     1,000.00000000     0.00000000      4.49166667     4.49166667     1,000.00000000            5.390000%
A3        40052MAC8     1,000.00000000     0.00000000      4.49166669     4.49166669     1,000.00000000            5.390000%
A4        40052MAD6     1,000.00000000     0.00000000      4.56666667     4.56666667     1,000.00000000            5.480000%
B         40052MAE4     1,000.00000000     0.00000000      4.60833327     4.60833327     1,000.00000000            5.530000%
C         40052MAF1     1,000.00000000     0.00000000      4.78333333     4.78333333     1,000.00000000            5.740000%
D         40052MAG9     1,000.00000000     0.00000000      5.83333333     5.83333333     1,000.00000000            7.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    967.54102310    35.04804112      4.38895676    39.43699787       932.49298199
-----------------------------------------------------------------------------------------------------------------------------------
Please Note: Current Pass-Thru Rate is the same as the Interest Rate on applicable Notes


                                                                    Page 3 of 7


                        GS Auto Loan Trust, Series 2007-1
                                 August 15, 2007
                              Non Payment Revision
                       ---------------------------------

Beginning Collection Period                                                                      07/01/07
Ending Collection Period                                                                         07/31/07
Beginning Interest Accrual Period                                                                07/01/07
Ending Interest Accrual Period                                                                   07/31/07
Record Date                                                                                      08/14/07
Payment Date                                                                                     08/15/07
Servicing Days in Period                                                                               31

Collections on the Receivables for the Collection Period
Collections of Installment Principal                                                        12,225,407.09
Collections Attributable to Accounts Paid in Full                                            9,858,656.38
Principal Amount of Repurchases                                                                      0.00
Recoveries on Loss Accounts                                                                     27,568.45
Subtotal Principal                                                                          22,111,631.92
Collections of Interest                                                                      4,413,151.86
Collections of Interest - Repurchased                                                                0.00
Subtotal Interest                                                                            4,413,151.86
Total Collections                                                                           26,524,783.78

Available Funds
Payments Collected Attributed to Principal                                                  12,225,407.09
Accounts Paid in Full                                                                        9,858,656.38
Recoveries on Loss Amounts                                                                      27,568.45
Repurchased Receivables - Principal Portion                                                          0.00
Payments Collected Attributable to Interest                                                  4,413,151.86
Repurchased Receivables - Interest Portion                                                           0.00
Receivables Servicer Supplement Payment Amount                                                       0.00
Total Available Funds                                                                       26,524,783.78

Pool Information
Beginning Number of Accounts                                                                       41,326
Beginning Pool Balance                                                                     637,597,136.68
Beginning Pool Balance per $1,000 Original Principal Balance                                       968.45
Ending Number of Accounts                                                                          40,568
Ending Pool Balance                                                                        615,404,322.47
Ending Pool Balance per $1,000 Original Principal Balance                                          934.74
Weighted Average APR                                                                                8.17%
Weighted Average Remaining Term (months)                                                            56.07


                                                                    Page 4 of 7

                       GS Auto Loan Trust, Series 2007-1
                                 August 15, 2007
                              Non Payment Revision
                       ---------------------------------
Fees
Net Servicing Fee Due                                                                          557,897.49
Net Servicing Fee Due per $1,000 original principal balance                                    0.84739105
Net Servicing Fee Paid                                                                         557,897.49
Net Servicing Fee Paid per $1,000 original principal balance                                   0.84739105
Unpaid Net Servicing Fees                                                                            0.00
Unpaid Servicing Fee Paid per $1,000 original principal balance                                0.00000000
Cumulative Unpaid Net Servicing Fees                                                                 0.00
Cumulative Unpaid Servicing Fee Paid per $1,000 original principal balance                     0.00000000

Owner Trustee Fee                                                                                  833.33

Owner Trustee Fee per $1,000 original principal balance                                        0.00126575
Receivables Servicer Supplement Payment Amount                                                       0.00
Indenture Trustee Fee                                                                            1,916.67
Indenture Trustee Fee per $1,000 original principal balance                                    0.00291123

Current Period Losses
Net Liquidation Losses                                                                          81,416.89
Cumulative Net Liquidation Losses                                                               81,507.71

Current Period Liquidated or Purchased Receivables
Principal Balance of Liquidated/Defaulted Receivables                                          108,985.34
Principal Balance of Repurchased Receivables                                                         0.00
Other Principal Reductions                                                                        -234.60

Delinquency Information

Aggregate Delinquency Reporting
                        Number           Principal     Percentage
                                           Balance
31 to 60 Days              372        5,307,683.96          0.86%
61 to 90 Days               74        1,276,748.58          0.21%
91 Plus Days                44          844,637.45          0.14%
Total                      490        7,429,069.99          1.21%

                                                                    Page 5 of 7


                        GS Auto Loan Trust, Series 2007-1
                                 August 15, 2007
                              Non Payment Revision
                       ---------------------------------

Repossession Information (Total Inventory)
Number of Receivables as to which vehicles have been Repossessed                               53
Balance of Receivables as to which vehicles have been Repossessed                    1,094,490.62

Principal and Interest Detail
First Allocation of Principal                                                                0.00
First Allocation of Principal per $1,000 original principal balance                    0.00000000
Second Allocation of Principal                                                               0.00
Second Allocation of Principal per $1,000 original principal balance                   0.00000000
Third Allocation of Principal                                                        8,428,660.91
Third Allocation of Principal per $1,000 original principal balance                   12.80230131
Regular Principal Allocation                                                        13,764,153.30
Regular Principal Allocation per $1,000 original principal balance                    20.90638592
Excess Principal Allocation                                                            881,764.62
Excess Principal Allocation per $1,000 original principal balance                      1.33931314

Principal Distribution Amounts
Principal Distribution - A-1                                                        23,074,578.83
Principal Distribution - A-2                                                                 0.00
Principal Distribution - A-3                                                                 0.00
Principal Distribution - A-4                                                                 0.00
Principal Distribution - B                                                                   0.00
Principal Distribution - C                                                                   0.00
Principal Distribution - D                                                                   0.00



                                                                    Page 6 of 7


                        GS Auto Loan Trust, Series 2007-1
                                 August 15, 2007
                              Non Payment Revision
                       ---------------------------------

Interest Distribution Amounts
Interest Distribution - A-1                                                            640,074.15
Interest Carryover Shortfall - A-1                                                           0.00
Cumulative Interest Carryover Shortfall - A-1                                                0.00

Interest Distribution - A-2                                                            660,921.80
Interest Carryover Shortfall - A-2                                                           0.00
Cumulative Interest Carryover Shortfall - A-2                                                0.00
Interest Distribution - A-3                                                            818,354.72
Interest Carryover Shortfall - A-3                                                           0.00
Cumulative Interest Carryover Shortfall - A-3                                                0.00

Interest Distribution - A-4                                                            493,021.90
Interest Carryover Shortfall - A-4                                                           0.00
Cumulative Interest Carryover Shortfall - A-4                                                0.00

Interest Distribution - B                                                              113,775.14
Interest Carryover Shortfall - B                                                             0.00
Cumulative Interest Carryover Shortfall - B                                                  0.00

Interest Distribution - C                                                               86,602.25
Interest Carryover Shortfall - C                                                             0.00
Cumulative Interest Carryover Shortfall - C                                                  0.00


Interest Distribution - D                                                               76,807.50
Interest Carryover Shortfall - D                                                             0.00
Cumulative Interest Carryover Shortfall - D                                                  0.00

Overcollateralization Amounts
Overcollateralization Target Amount                                                 12,308,086.45
Ending Overcollateralization Amount                                                  1,478,917.92

Excess Spread                                                                        1,039,754.41

Additional Information
Any Modifications, Extensions or Waivers to Receivables                                        NO
Any Breaches of Receivable represenations, warranties, or transaction covenants                NO
Any Receivable changes and removals in connection with repurchases                             NO



                                                                    Page 7 of 7

                        GS Auto Loan Trust, Series 2007-1
                                 August 15, 2007
                              Non Payment Revision
                       ---------------------------------
Three-Month Annualized Net Loss Ratio
Net Liquidation Losses                                                                  81,416.89
Beginning of Period Pool Balance                                                   637,597,136.68
Current Monthly Net Loss Ratio                                                            0.0128%
Prior Monthly Net Loss Ratio                                                              0.0000%
Second Prior Monthly Net Loss Ratio                                                       0.0000%
Three-Month Annualized Net Loss Ratio                                                     0.0767%

Copyright 2007 Bank of New York & Co. All rights reserved.
